Host LP Earnings (Loss) Per Common Unit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Sep. 11, 2009		Jun. 19, 2009		Mar. 27, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Less: Net (income) loss attributable to non- controlling interests																	$ (2)		$ (5)		$ 16
HOST HOTELS & RESORTS L.P.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income (loss)																	(132)		(258)		414
Less: Net (income) loss attributable to non- controlling interests																			1		(3)
Distributions on preferred OP units																	(4)		(9)		(9)
Issuance costs of redeemed preferred OP units																	(4)	[1]
Earnings (loss) available to common unitholders	(59)	[2]	12	[2]	(87)	[2]	(58)	[2]	(71)	[2]	(62)	[2]	(6)	[2]	(75)	[2]	(140)		(266)		402
Assuming deduction of gain recognized for the repurchase of 2004 Debentures																			(2)	[3]	(8)	[3]
Diluted earnings (loss) available to common unitholders																	$ (140)		$ (268)		$ 394
Basic weighted average units outstanding																	653.0		598.3		541.8
Assuming weighted average units for the repurchased 2004 Debentures																			0.9		5.4
Assuming distribution of units to Host Inc. for Host Inc. common shares granted under the comprehensive stock plan, less shares assumed purchased at market price																					0.4
Diluted weighted average units outstanding																	653.0	[4]	599.2	[4]	547.6	[4]
Basic earnings (loss) per unit	(0.09)	[2]	0.02	[2]	(0.14)	[2]	(0.09)	[2]	(0.12)	[2]	(0.12)	[2]	(0.01)	[2]	(0.12)	[2]	(0.21)		(0.44)		0.74
Diluted earnings (loss) per unit	(0.09)	[2]	0.02	[2]	(0.14)	[2]	(0.09)	[2]	(0.12)	[2]	(0.12)	[2]	(0.01)	[2]	(0.12)	[2]	(0.21)		(0.45)		0.72

[1]	Represents the original issuance costs associated with the Class E preferred OP units, which were redeemed during 2010.
[2]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.
[3]	During 2009 and 2008, we repurchased $75 million and $100 million face amount, respectively, of our $500 million 3 1/4% exchange able senior debentures (the "2004 Debentures") with a carrying value of $72 million and $96 million for approximately $69 million and $82 million, respectively. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009 and 2008. The 2004 Debentures repurchased during 2009 and 2008 are treated as having been converted to common unit equivalents at the start of the period. Accordingly, the 2009 and 2008 adjustments to net income related to the repurchased 2004 Debentures include a $3 million and $14 million gain, respectively, net of interest expense on the repurchased debentures.
[4]	There are 51 million potentially dilutive units for our exchangeable senior debentures and for units distributable to Host Inc. for Host Inc. shares granted under comprehensive stock plans which were not included in the computation of diluted earnings per unit as of December 31, 2010 because to do so would have been anti-dilutive for the period. See Note 4 - "Debt" for the terms and conditions of our Exchangeable Senior Debentures and Note 8 - "Employee Stock Plans" for the terms and conditions of Host Inc.'s comprehensive stock plans.